Intangible Assets - Summary of Intangible Assets (Details) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 290,977
Impairment loss	(1,907,503)
Ending balance	7,903,840	$ 290,977
Carrying Amounts
Disclosure Of Intangible Assets [Line Items]
Beginning balance	300,149
Additions	9,662,010	300,149
Ending balance	9,962,159	300,149
Accumulated Amortisation and Impairment Loss
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(9,172)
Amortisation for the year	(141,644)	(9,172)
Impairment loss	(1,907,503)
Ending balance	(2,058,319)	(9,172)
IT Platform
Disclosure Of Intangible Assets [Line Items]
Beginning balance	290,977
Ending balance	7,885,709	290,977
IT Platform | Carrying Amounts
Disclosure Of Intangible Assets [Line Items]
Beginning balance	300,149
Additions	9,457,562
Reclassification to IT platform	186,317	300,149
Ending balance	9,944,028	300,149
IT Platform | Accumulated Amortisation and Impairment Loss
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(9,172)
Amortisation for the year	(141,644)	(9,172)
Impairment loss	(1,907,503)
Ending balance	(2,058,319)	(9,172)
Development Costs
Disclosure Of Intangible Assets [Line Items]
Ending balance	18,131
Development Costs | Carrying Amounts
Disclosure Of Intangible Assets [Line Items]
Additions	204,448	300,149
Reclassification to IT platform	(186,317)	$ (300,149)
Ending balance	$ 18,131